Cover Page Document	May 10, 2023
Class of Stock [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	Global Net Lease, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37390
Entity Tax Identification Number	45-2771978
Entity Address, Address Line One	650 Fifth Avenue, 30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001526113
Amendment Flag	false
Common Stock
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GNL
Security Exchange Name	NYSE
7.25% Series A Cumulative Redeemable Preferred Stock
Class of Stock [Line Items]
Title of 12(b) Security	7.25% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	GNL PR A
Security Exchange Name	NYSE
6.85% Series B Cumulative Redeemable Preferred Stock
Class of Stock [Line Items]
Title of 12(b) Security	6.875% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	GNL PR B
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Class of Stock [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true